Consolidated statement of comprehensive income - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Statement of comprehensive income [abstract]
Profit after tax from continuing operations	£ 2,829	£ 2,217	£ 2,714
Profit after tax from discontinued operations	76	74	5,083
Items from continuing operations that will never be reclassified to profit or loss:
Remeasurement losses on pension assets and post-retirement benefit obligations	(106)	(218)	(1,362)
Net (losses)/gains in respect of cash flow hedging of capital expenditure	(16)	(37)	10
Tax on items that will never be reclassified to profit or loss	27	59	341
Total items from continuing operations that will never be reclassified to profit or loss	(95)	(196)	(1,011)
Items from continuing operations that may be reclassified subsequently to profit or loss:
Retranslation of net assets offset by net investment hedge	(352)	(335)	883
Exchange differences reclassified to the consolidated income statement on disposal	0	0	(170)
Net gains in respect of cash flow hedges	218	240	0
Net (losses)/gains in respect of cost of hedging	(52)	26	(16)
Net gains/(losses) on investment in debt instruments measured at fair value through other comprehensive income	1	21	(25)
Share of other comprehensive income of associates, net of tax	0	0	1
Tax on items that may be reclassified subsequently to profit or loss	(40)	(66)	11
Total items from continuing operations that may be reclassified subsequently to profit or loss	(225)	(114)	684
Other comprehensive loss	(320)	(310)	(327)
Other comprehensive (loss)/income for the year, net of tax from discontinued operations	(10)	10	(227)
Other comprehensive (loss)/income for the year	(330)	(300)	(554)
Total comprehensive income for the year from continuing operations	2,509	1,907	2,387
Total comprehensive income for the year from discontinued operations	66	84	4,856
Total comprehensive income for the year	2,575	1,991	7,243
Attributable to:
Equity shareholders of the parent from continuing operations	2,508	1,906	2,386
Equity shareholders of the parent from discontinued operations	66	84	4,856
Equity shareholders of the parent	2,574	1,990	7,242
Non-controlling interests	£ 1	£ 1	£ 1